Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance [line items]
Premiums receivable	¥ 14,121	¥ 13,421
Not later than one year [member] | Cost [member]
Disclosure of insurance [line items]
Premiums receivable	¥ 14,079	¥ 13,346